MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, New York 10010

September 28, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	MainStay Funds Trust (the “Registrant”)

Registration Numbers: 333-160918 and 811-22321

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the Prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 105 under the Investment Company Act of 1940, that became effective on September 22, 2016.

No fee is required in connection with this filing.

Please do not hesitate to contact me at 201-685-6232 if you have any questions regarding any of the foregoing.

Very truly yours,

/s/ Y. Rachel Kuo

Y. Rachel Kuo

Assistant Secretary